Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheet (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Assets
Cash and cash equivalents	¥ 2,632,174	$ 403,398	¥ 2,324,542
Prepaid expenses and other assets	1,050,009	160,921	1,391,023
Investment in and advances to subsidiaries	129,622		96,622
Total assets	14,882,185	2,280,795	18,304,456
Liabilities and Shareholders' Equity
Accrued expenses and other liabilities	509,002	78,008	287,625
Total liabilities	6,451,855	988,790	10,292,976
Shareholders' equity :
Additional paid-in capital	5,659,990	867,431	5,640,898
Treasury stock	(401,621)	(61,551)	(47,174)
Statutory reserves	458,058	70,200	317,198
Accumulated other comprehensive income	(5,142)	(787)	70,320
Retained earnings	2,651,918	406,424	1,966,611
Total shareholders' equity	8,430,330	1,292,005	8,011,480		¥ 5,985,738	¥ 3,682,188
Total liabilities and shareholders' equity	14,882,185	2,280,795	18,304,456
Parent Company [Member]
Assets
Cash and cash equivalents	28,435	4,358	157,143	$ 24,083	¥ 461,054	¥ 934,758
Prepaid expenses and other assets	1,247	191	4,443
Investment in and advances to subsidiaries	9,252,605	1,418,025	8,223,441
Total assets	9,282,287	1,422,574	8,385,027
Liabilities and Shareholders' Equity
Accrued expenses and other liabilities	918,981	140,841	437,071
Total liabilities	918,981	140,841	437,071
Shareholders' equity :
Additional paid-in capital	5,659,990	867,431	5,640,898
Treasury stock	(401,621)	(61,551)	(47,174)
Statutory reserves	458,058	70,200	317,198
Accumulated other comprehensive income	(5,142)	(787)	70,320
Retained earnings	2,651,918	406,424	1,966,611
Total shareholders' equity	8,363,306	1,281,733	7,947,956
Total liabilities and shareholders' equity	9,282,287	1,422,574	8,385,027
Class A Ordinary Shares [Member]
Shareholders' equity :
Ordinary shares	64	10	64
Class A Ordinary Shares [Member] | Parent Company [Member]
Shareholders' equity :
Ordinary shares	64	10	64
Class B Ordinary Shares [Member]
Shareholders' equity :
Ordinary shares	39	6	39
Class B Ordinary Shares [Member] | Parent Company [Member]
Shareholders' equity :
Ordinary shares	¥ 39	$ 6	¥ 39